Filed pursuant to Rule 497(e)
File Nos. 033-12213; 811-05037

OSTERWEIS OPPORTUNITY FUND – OSTGX

Supplement dated September 21, 2026 to the Prospectus dated June 30, 2026

Effective December 31, 2026, James L. Callinan will no longer serve as a portfolio manager of the Osterweis Opportunity Fund (the “Fund”). Accordingly, as of December 31, 2026, all references to James L. Callinan serving as a portfolio manager of the Fund are hereby removed. Additionally, Matt Unger will serve as Co-Chief Investment Officer.

Accordingly, the portfolio manager information disclosed in the section titled “Summary Section - Osterweis Opportunity Fund - Portfolio Managers” on page 24 of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Bryan Wong, Vice President & Co-Chief Investment Officer - Small Cap Growth – Portfolio Manager of the Fund since 2021
Matt Unger, Vice President & Co-Chief Investment Officer - Small Cap Growth – Portfolio Manager of the Fund since 2021

On Page 37 in the section titled “Management - Investment Advisers” the following paragraph is added to the end of the section:

“James L. Callinan, in his role as Senior Advisor, will provide perspective, mentorship, and strategic counsel to the Osterweis Small Cap Growth team.”

The reference to James L. Callinan in the section titled “Management - Portfolio Managers” beginning on page 38 of the Fund’s Prospectus is hereby removed. Matt Unger’s disclosure is amended as follows:

Matt Unger	Osterweis Opportunity Fund (Portfolio Manager since December 2021)	Mr. Matthew Unger serves as a Vice President, Co-Chief Investment Officer and Portfolio Manager – Small Cap Growth of Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC. He joined the Advisers as an Analyst in 2016. Prior to working at the Advisers, he spent three years at RS Investments as a Research Associate covering small-cap growth companies in the medical technology and industrial sectors. Mr. Unger earned a B.S. from Trinity University and an M.B.A. from Southern Methodist University, Cox School of Business.

Please retain this supplement with the Prospectus for your reference.

Filed pursuant to Rule 497(e)
File Nos. 033-12213; 811-05037
OSTERWEIS OPPORTUNITY FUND – OSTGX

Supplement dated September 21, 2026 to the Statement of Additional Information (“SAI”) dated June 30, 2026

Effective December 31, 2026, James L. Callinan will no longer serve as a portfolio manager of the Osterweis Opportunity Fund (the “Fund”). Accordingly, as of December 31, 2026, all references to James L. Callinan serving as a portfolio manager of the Fund are hereby removed.

Please retain this supplement with the SAI for your reference.